Cover	Sep. 29, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 29, 2023
Entity File Number	000-49709
Entity Registrant Name	Cardiff Lexington Corporation
Entity Central Index Key	0000811222
Entity Tax Identification Number	84-1044583
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3200 Bel Air Drive
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89109
City Area Code	844
Local Phone Number	628-2100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false